Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses		$ 9,739	$ 9,727
Prepaid insurance		9,199	1,127
Prepaid inventory		144	6,536
Loans receivable		11,559	2,268
Other receivables		2,198	761
Other current assets		698	680
Prepaid expenses and other current assets	$ 38,717	$ 33,537	$ 21,099